CONVERTIBLE DEBT - Narratives (Details) € in Thousands, $ in Thousands		12 Months Ended
	Sep. 05, 2022 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) Y shares	Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 05, 2022 USD ($)
CONVERTIBLE DEBT
Proceeds from convertible debt, gross		€ 3,512	€ 6,579	€ 6,579		€ 2,916
Proceeds from convertible debt, net of costs		3,455	6,532
Accretion expense		€ 168	1,726
Loss on remeasurement of derivative liability			(94)
Gain on settlement of convertible debt			169
Shares issued upon exercise of convertible debt			2,704
Convertible debt
CONVERTIBLE DEBT
Proceeds from convertible debt, gross						2,445
Shares issued upon exercise of convertible debt			2,314
Derivative liability
CONVERTIBLE DEBT
Proceeds from convertible debt, gross						€ 471
Loss on remeasurement of derivative liability			(94)
Gain on settlement of convertible debt			169
Shares issued upon exercise of convertible debt			€ 390
Minimum
CONVERTIBLE DEBT
Share price (CAD) | $ / shares				€ 6.91
5-day VWAP (CAD) | $ / shares				6.91
Expected life of options (years) | Y			0.06
Risk-free interest rate (%)			5.17%
Maximum
CONVERTIBLE DEBT
Share price (CAD) | $ / shares				8.75
5-day VWAP (CAD) | $ / shares				€ 8.827
Expected life of options (years) | Y			0.56
Risk-free interest rate (%)			5.54%
Convertible debt
CONVERTIBLE DEBT
Proceeds from convertible debt, gross	€ 8,770						$ 8,700
Face value	€ 10,083				$ 10,000		$ 10,000
Market cost of debt	7.50%						7.50%
Maturity date (in months)	24 months
Proceeds from convertible debt, net of costs	€ 8,053
Conversion price as a % of VWAP	87.50%						87.50%
Lock-up period of shares issued upon conversion	120 days
Accretion expense			€ 1,298
Loss on remeasurement of derivative liability			(94)
Gain on settlement of convertible debt			€ 169
Shares issued upon exercise of convertible debt | shares			504,215
Amount of debt converted | $					2,500
Amount of debt converted, cash | $					1,500
Amount of debt converted, cash paid | $					$ 1,545
Shares issued upon exercise of convertible debt			€ 2,704
Convertible debt | Convertible debt
CONVERTIBLE DEBT
Shares issued upon exercise of convertible debt			2,314
Convertible debt | Derivative liability
CONVERTIBLE DEBT
Shares issued upon exercise of convertible debt			€ 390